Leases - Schedule of Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Minimum Lease Payments [Abstract]
Operating lease payments Twelve months ending September 30, 2026	$ 1,768,747
Finance lease payments Twelve months ending September 30, 2026	121,469
Twelve months ending September 30, 2026	1,890,216
Operating lease payments Twelve months ending September 30, 2027	1,219,349
Finance lease payments Twelve months ending September 30, 2027	49,980
Twelve months ending September 30, 2027	1,269,329
Operating lease payments Twelve months ending September 30, 2028	661,278
Finance lease payments Twelve months ending September 30, 2028	20,816
Twelve months ending September 30, 2028	682,094
Operating lease payments Twelve months ending September 30, 2029	295,686
Finance lease payments Twelve months ending September 30, 2029
Twelve months ending September 30, 2029	295,686
Operating lease payments Twelve months ending September 30, 2030
Finance lease payments Twelve months ending September 30, 2030
Twelve months ending September 30, 2030
Operating lease payments	3,945,060
Finance lease payments	192,265
Total lease payments	4,137,325
Operating lease payments Less: discount	(189,572)
Finance lease payments Less: discount	(6,870)
Less: discount	(196,442)
Operating lease payments Present value of lease liabilities	3,755,488
Finance lease payments Present value of lease liabilities	185,395
Present value of lease liabilities	3,940,883
Operating lease payments Present value of lease liabilities, current	2,036,722	$ 376,751
Finance lease payments Present value of lease liabilities, current	71,222	84,528
Present value of lease liabilities, current	2,107,944
Operating lease payments Present value of lease liabilities, non-current	1,718,766	110,368
Finance lease payments Present value of lease liabilities, non-current	114,173	$ 164,606
Present value of lease liabilities, non-current	$ 1,832,939